Personnel expenses	12 Months Ended
Dec. 31, 2024
Disclosure of personnel expenses explanatory [abstract]
Personnel expenses
8.
Personnel expenses

Personnel expenses consist of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Wages and salaries
Research and development expenses	(48,906)	(37,770)	(33,694)
General and administrative expenses	(13,109)	(11,224)	(9,230)
Total Wages and salaries	(62,015)	(48,994)	(42,924)
Other employee benefits
Research and development expenses	(7,364)	(4,802)	(5,662)
General and administrative expenses	(2,321)	(1,824)	(2,049)
Total other employee benefits	(9,685)	(6,626)	(7,711)
Share-based compensation expenses
Research and development expenses	(9,587)	(11,972)	(12,925)
General and administrative expenses	(8,055)	(8,733)	(9,645)
Total share-based compensation expenses	(17,642)	(20,705)	(22,570)
Total	(89,342)	(76,325)	(73,205)

Other employee benefit expenses include employee retirement fund contributions, health insurance, and statutory social expenses. Immatics sponsors a defined contribution retirement plan for employees in Germany and the United States. During 2024, 2023 and 2022, total Group contributions to the defined contribution plan amounted to €1.6 million, €0.5 million and €0.9 million, respectively.

For the years ended December 31, 2024, 2023 and 2022, other employee benefits also include employee health insurance costs amounting to €1.8 million, €1.3 million and €0.8 million for Immatics US, Inc., statutory social expenses amounting to €5.0 million, €3.7 million and €3.2 million for our German operations and other miscellaneous expenses amounting to €0.3 million, €0.2 million and €0.1 million, respectively.